Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2021

VIPCON-QTLY-0521
1.799865.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 15.7%
Entertainment - 4.2%
Activision Blizzard, Inc.	1,212,928	$112,802,304
Bilibili, Inc. Class Z (a)	38,100	4,057,936
Electronic Arts, Inc.	480,000	64,977,600
Netflix, Inc. (a)	982,254	512,402,622
Nintendo Co. Ltd.	12,800	7,214,535
Sea Ltd. ADR (a)	6,200	1,384,026
Skillz, Inc. (a)(b)	96,700	1,841,168
Spotify Technology SA (a)	67,697	18,139,411
Take-Two Interactive Software, Inc. (a)	388,700	68,683,290
The Walt Disney Co. (a)	546,958	100,924,690
		892,427,582
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	1,300	2,681,276
Class C (a)	556,567	1,151,331,193
Bumble, Inc. (b)	169,600	10,579,648
Facebook, Inc. Class A (a)	3,624,713	1,067,586,720
Kuaishou Technology Class B (c)	87,600	3,042,410
Match Group, Inc. (a)	70,861	9,734,884
NAVER Corp.	7,661	2,574,497
Snap, Inc. Class A (a)	564,800	29,533,392
Tencent Holdings Ltd.	136,500	10,893,731
Twitter, Inc. (a)	76,200	4,848,606
Zoominfo Technologies, Inc.	94,900	4,640,610
		2,297,446,967
Media - 0.3%
Charter Communications, Inc. Class A (a)	47,052	29,032,025
Comcast Corp. Class A	495,200	26,795,272
Discovery Communications, Inc. Class A (a)	76,100	3,307,306
		59,134,603
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	623,326	78,096,515

TOTAL COMMUNICATION SERVICES		3,327,105,667

CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.3%
General Motors Co.	422,200	24,259,612
Hyundai Motor Co.	64,800	12,605,605
Rad Power Bikes, Inc. (d)(e)	401,674	1,937,611
Tesla, Inc. (a)	2,600	1,736,618
Toyota Motor Corp.	228,500	17,781,875
		58,321,321
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	31,100	2,664,026
H&R Block, Inc.	211,000	4,599,800
		7,263,826
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A (b)	25,800	4,848,852
Chipotle Mexican Grill, Inc. (a)	23,085	32,799,630
Deliveroo Holdings PLC (a)	1,542,000	8,290,625
Deliveroo Holdings PLC	305,000	1,087,785
Evolution Gaming Group AB (c)	95,500	14,062,369
Flutter Entertainment PLC (Ireland)	11,900	2,557,975
Hilton Worldwide Holdings, Inc.	77,500	9,371,300
Penn National Gaming, Inc. (a)	80,400	8,429,136
Starbucks Corp.	86,600	9,462,782
		90,910,454
Household Durables - 0.8%
D.R. Horton, Inc.	680,900	60,681,808
Garmin Ltd.	114,646	15,116,075
Lennar Corp. Class A	293,542	29,715,257
Mohawk Industries, Inc. (a)	61,600	11,846,296
NVR, Inc. (a)	4,100	19,314,813
Sony Corp.	135,400	14,329,852
Tempur Sealy International, Inc.	474,500	17,347,720
Whirlpool Corp.	12,400	2,732,340
		171,084,161
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. (a)	928,500	26,381,123
Amazon.com, Inc. (a)	407,102	1,259,606,156
Coupang Corp. unit (d)	228,895	10,166,371
Coupang, Inc. Class A (a)(b)	177,700	8,769,495
Doordash, Inc.	88,575	11,034,098
eBay, Inc.	1,548,600	94,836,264
Etsy, Inc. (a)	26,500	5,344,255
JD.com, Inc. Class A	429,200	18,100,365
Meituan Class B (a)(c)	115,100	4,415,022
The Booking Holdings, Inc. (a)	1,100	2,562,824
Wayfair LLC Class A (a)	33,900	10,670,025
Zomato Pvt Ltd. (d)(e)	77	410,535
ZOZO, Inc.	87,900	2,603,985
		1,454,900,518
Multiline Retail - 0.4%
Dollar General Corp.	457,100	92,617,602
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc. (b)	158,853	4,287,442
AutoZone, Inc. (a)	3,096	4,347,713
Best Buy Co., Inc.	259,700	29,816,157
Burlington Stores, Inc. (a)	17,900	5,348,520
Cazoo Holdings Ltd. (d)(e)	53,819	788,321
Dick's Sporting Goods, Inc.	59,500	4,530,925
L Brands, Inc.	73,000	4,515,780
Lowe's Companies, Inc.	519,700	98,836,546
National Vision Holdings, Inc. (a)	53,600	2,349,288
O'Reilly Automotive, Inc. (a)	2,500	1,268,125
RH (a)	2,400	1,431,840
The Home Depot, Inc.	965,560	294,737,190
TJX Companies, Inc.	406,154	26,867,087
Tractor Supply Co.	46,000	8,145,680
Williams-Sonoma, Inc.	55,700	9,981,440
		497,252,054
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. (a)(d)(e)	130,840	1,502,043
Deckers Outdoor Corp. (a)	60,259	19,910,779
Dr. Martens Ltd. (a)	1,652,900	10,327,014
Hermes International SCA	1,213	1,342,826
Levi Strauss & Co. Class A (b)	62,900	1,503,939
LVMH Moet Hennessy Louis Vuitton SE	4,118	2,750,625
NIKE, Inc. Class B	933,930	124,109,958
Tapestry, Inc.	147,000	6,057,870
		167,505,054

TOTAL CONSUMER DISCRETIONARY		2,539,854,990

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	6,500	7,840,820
Constellation Brands, Inc. Class A (sub. vtg.)	87,500	19,950,000
Keurig Dr. Pepper, Inc.	187,600	6,447,812
Monster Beverage Corp. (a)	97,600	8,890,384
PepsiCo, Inc.	197,270	27,903,842
The Coca-Cola Co.	74,100	3,905,811
		74,938,669
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	665,101	234,434,800
Walmart, Inc.	611,365	83,041,708
		317,476,508
Food Products - 0.0%
Bunge Ltd.	52,500	4,161,675
Freshpet, Inc. (a)	10,900	1,731,029
		5,892,704
Household Products - 0.6%
Colgate-Palmolive Co.	4,100	323,203
Procter & Gamble Co.	961,400	130,202,402
		130,525,605
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	646,309	187,978,973
L'Oreal SA (a)	19,100	7,316,852
		195,295,825

TOTAL CONSUMER STAPLES		724,129,311

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	136,600	4,222,893
Hess Corp.	149,556	10,582,583
Reliance Industries Ltd.	1,352,081	37,025,413
		51,830,889
FINANCIALS - 10.9%
Banks - 2.9%
Bank of America Corp.	4,649,747	179,898,711
Citigroup, Inc.	131,400	9,559,350
HDFC Bank Ltd. (a)	121,700	2,489,984
HDFC Bank Ltd. sponsored ADR (a)	70,600	5,484,914
JPMorgan Chase & Co.	2,108,739	321,013,338
Kotak Mahindra Bank Ltd. (a)	258,500	6,194,939
M&T Bank Corp.	98,000	14,857,780
Royal Bank of Canada	370,400	34,151,546
SVB Financial Group (a)	2,400	1,184,784
The Toronto-Dominion Bank	459,300	29,954,825
Wells Fargo & Co.	238,400	9,314,288
		614,104,459
Capital Markets - 3.3%
Ameriprise Financial, Inc.	84,200	19,572,290
BlackRock, Inc. Class A	97,100	73,209,516
Brookfield Asset Management, Inc. (Canada) Class A	60,000	2,668,895
Goldman Sachs Group, Inc.	186,900	61,116,300
MarketAxess Holdings, Inc.	40,200	20,016,384
Moody's Corp.	166,710	49,781,273
Morgan Stanley	2,468,000	191,664,880
MSCI, Inc.	332,228	139,296,556
Nordnet AB	400,000	6,457,929
Raymond James Financial, Inc.	187,900	23,029,024
S&P Global, Inc.	292,900	103,355,623
		690,168,670
Consumer Finance - 0.8%
Capital One Financial Corp.	809,300	102,967,239
Discover Financial Services	487,314	46,289,957
Synchrony Financial	542,300	22,049,918
		171,307,114
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	608,066,628
Coinbase, Inc. (a)(d)(e)	17,400	6,490,200
		614,556,828
Insurance - 1.0%
Admiral Group PLC	454,973	19,450,271
AIA Group Ltd.	200,800	2,457,144
American International Group, Inc.	432,200	19,971,962
Arthur J. Gallagher & Co.	52,400	6,537,948
Chubb Ltd.	212,200	33,521,234
Direct Line Insurance Group PLC	309,000	1,334,619
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,900	2,138,852
Hartford Financial Services Group, Inc.	93,600	6,251,544
Intact Financial Corp.	32,800	4,019,416
Intact Financial Corp. rights 12/31/21 (a)(d)(e)	27,100	2,900,414
Progressive Corp.	1,025,400	98,038,494
The Travelers Companies, Inc.	170,500	25,643,200
		222,265,098

TOTAL FINANCIALS		2,312,402,169

HEALTH CARE - 13.3%
Biotechnology - 2.2%
AbbVie, Inc.	1,334,407	144,409,526
Acceleron Pharma, Inc. (a)	35,722	4,844,260
Allovir, Inc. (a)	35,198	823,633
Alnylam Pharmaceuticals, Inc. (a)	35,800	5,054,602
Argenx SE ADR (a)	12,600	3,469,914
Cullinan Oncology, Inc.	40,500	1,687,635
Genmab A/S (a)	33,800	11,120,577
Idorsia Ltd. (a)	417,693	11,198,583
Innovent Biologics, Inc. (a)(c)	639,000	6,481,155
Kodiak Sciences, Inc. (a)	21,800	2,471,902
Mirati Therapeutics, Inc. (a)	32,170	5,510,721
Moderna, Inc. (a)	8,100	1,060,695
Passage Bio, Inc. (a)	62,100	1,085,508
Regeneron Pharmaceuticals, Inc. (a)	361,425	171,004,625
Replimune Group, Inc. (a)	31,600	964,116
Revolution Medicines, Inc. (a)	98,000	4,496,240
TG Therapeutics, Inc. (a)	24,300	1,171,260
Turning Point Therapeutics, Inc. (a)	63,847	6,039,288
Vertex Pharmaceuticals, Inc. (a)	329,880	70,887,913
Zai Lab Ltd. (a)	59,100	7,964,089
		461,746,242
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,371,971	164,417,005
Danaher Corp.	1,131,263	254,624,676
DexCom, Inc. (a)	128,442	46,160,770
Edwards Lifesciences Corp. (a)	816,928	68,327,858
Envista Holdings Corp. (a)	254,153	10,369,442
Hologic, Inc. (a)	619,800	46,100,724
IDEXX Laboratories, Inc. (a)	25,120	12,291,467
Intuitive Surgical, Inc. (a)	174,530	128,967,198
Masimo Corp. (a)	49,400	11,345,204
Medtronic PLC	88,000	10,395,440
Quidel Corp. (a)(b)	15,500	1,982,915
ResMed, Inc.	227,000	44,042,540
Sonova Holding AG Class B	20,005	5,299,955
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	577,500	4,683,677
West Pharmaceutical Services, Inc.	63,400	17,864,852
		826,873,723
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	50,800	5,997,956
Cigna Corp.	89,600	21,659,904
Guardant Health, Inc. (a)	167,764	25,609,175
HCA Holdings, Inc.	48,667	9,165,943
Henry Schein, Inc. (a)	38,000	2,631,120
Laboratory Corp. of America Holdings (a)	252,300	64,344,069
McKesson Corp.	21,200	4,134,848
Oak Street Health, Inc. (a)	132,545	7,193,217
Owens & Minor, Inc.	129,900	4,882,941
Patterson Companies, Inc.	340,621	10,882,841
Surgery Partners, Inc. (a)	84,100	3,722,266
UnitedHealth Group, Inc.	1,767,314	657,564,520
		817,788,800
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	91,943	24,019,189
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	30,771	5,569,551
Bio-Rad Laboratories, Inc. Class A (a)	37,230	21,264,659
Bio-Techne Corp.	3,400	1,298,562
Charles River Laboratories International, Inc. (a)	47,532	13,776,200
Eurofins Scientific SA (a)	118,230	11,301,225
IQVIA Holdings, Inc. (a)	67,926	13,119,228
Joinn Laboratories China Co. Ltd. (H Shares) (c)	37,200	643,120
Mettler-Toledo International, Inc. (a)	9,300	10,747,917
PerkinElmer, Inc.	120,100	15,407,629
Sartorius Stedim Biotech	20,800	8,566,527
Thermo Fisher Scientific, Inc.	365,068	166,609,734
Waters Corp. (a)	4,400	1,250,348
WuXi AppTec Co. Ltd. (H Shares) (c)	79,400	1,561,629
		271,116,329
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	220,547	13,923,132
Eli Lilly & Co.	1,088,307	203,317,514
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,302,000	6,238,600
Horizon Therapeutics PLC (a)	391,500	36,033,660
Jazz Pharmaceuticals PLC (a)	121,265	19,932,328
Merck & Co., Inc.	611,000	47,101,990
Royalty Pharma PLC	724,900	31,620,138
Supernus Pharmaceuticals, Inc. (a)	58,894	1,541,845
UCB SA	67,100	6,383,184
Zoetis, Inc. Class A	436,996	68,818,130
		434,910,521

TOTAL HEALTH CARE		2,836,454,804

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.1%
HEICO Corp. Class A	60,100	6,827,360
Northrop Grumman Corp.	4,000	1,294,560
Space Exploration Technologies Corp. Class A (a)(d)(e)	8,200	3,443,918
The Boeing Co.	26,600	6,775,552
		18,341,390
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	540,300	91,845,597
Airlines - 0.3%
Southwest Airlines Co.	969,690	59,209,271
Building Products - 1.2%
Carrier Global Corp.	1,084,200	45,774,924
Fortune Brands Home & Security, Inc.	910,532	87,247,176
The AZEK Co., Inc.	218,000	9,166,900
Toto Ltd.	697,800	42,946,810
Trane Technologies PLC	466,375	77,213,045
		262,348,855
Commercial Services & Supplies - 0.2%
Cintas Corp.	58,525	19,975,168
Clean TeQ Holdings Ltd. (a)	6,234	13,779
Copart, Inc. (a)	118,300	12,848,563
GFL Environmental, Inc. (b)	63,100	2,205,345
		35,042,855
Construction & Engineering - 0.0%
Quanta Services, Inc.	77,100	6,783,258
Electrical Equipment - 0.6%
Acuity Brands, Inc.	74,605	12,309,825
AMETEK, Inc.	132,600	16,936,998
Generac Holdings, Inc. (a)	26,400	8,644,680
Rockwell Automation, Inc.	75,000	19,908,000
Shoals Technologies Group, Inc.	21,500	747,770
Vestas Wind Systems A/S	282,152	58,204,245
		116,751,518
Industrial Conglomerates - 0.4%
General Electric Co.	3,302,121	43,356,849
Roper Technologies, Inc.	122,000	49,207,480
		92,564,329
Machinery - 0.6%
Cummins, Inc.	90,000	23,319,900
Deere & Co.	98,400	36,815,376
IDEX Corp.	15,900	3,328,188
Illinois Tool Works, Inc.	5,600	1,240,512
Ingersoll Rand, Inc. (a)	93,200	4,586,372
Otis Worldwide Corp.	616,800	42,219,960
PACCAR, Inc.	179,900	16,716,308
Pentair PLC	44,800	2,791,936
		131,018,552
Professional Services - 0.2%
Clarivate Analytics PLC (a)	638,445	16,848,564
CoStar Group, Inc. (a)	6,016	4,944,490
Experian PLC	72,933	2,512,615
Thomson Reuters Corp.	57,600	5,045,901
Verisk Analytics, Inc.	81,000	14,311,890
		43,663,460
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	111,300	42,511,339
Old Dominion Freight Lines, Inc.	128,028	30,779,211
Uber Technologies, Inc. (a)	46,900	2,556,519
Union Pacific Corp.	182,472	40,218,654
		116,065,723

TOTAL INDUSTRIALS		973,634,808

INFORMATION TECHNOLOGY - 33.8%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,898,096	125,217,393
CDW Corp.	38,600	6,397,950
Keysight Technologies, Inc. (a)	125,300	17,968,020
Samsung SDI Co. Ltd.	15,498	9,147,199
Zebra Technologies Corp. Class A (a)	31,130	15,103,653
		173,834,215
IT Services - 6.4%
Accenture PLC Class A	585,397	161,715,921
Adyen BV (a)(c)	29,614	66,080,839
Affirm Holdings, Inc. (b)	20,400	1,442,688
Edenred SA	20,533	1,072,481
EPAM Systems, Inc. (a)	64,100	25,427,829
MasterCard, Inc. Class A	676,440	240,846,462
MongoDB, Inc. Class A (a)	296,498	79,292,460
Okta, Inc. (a)	1,114,873	245,751,455
PayPal Holdings, Inc. (a)	966,971	234,819,238
Shopify, Inc. Class A (a)	54,900	60,611,050
Snowflake Computing, Inc. (b)	54,300	12,449,904
Snowflake Computing, Inc. Class B (c)	13,478	3,090,236
Square, Inc. (a)	86,000	19,526,300
Twilio, Inc. Class A (a)	57,000	19,423,320
Visa, Inc. Class A	812,627	172,057,515
Wix.com Ltd. (a)	7,000	1,954,540
		1,345,562,238
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	1,394,939	109,502,712
Analog Devices, Inc.	208,439	32,324,720
Applied Materials, Inc.	226,700	30,287,120
ASML Holding NV	139,299	85,997,631
Broadcom, Inc.	185,900	86,194,394
Enphase Energy, Inc. (a)	42,600	6,908,016
Inphi Corp. (a)	11,984	2,138,065
Intel Corp.	483,800	30,963,200
KLA Corp.	254,008	83,924,243
Lam Research Corp.	338,451	201,459,573
Lattice Semiconductor Corp. (a)	196,200	8,832,924
Marvell Technology Group Ltd.	355,000	17,387,900
Microchip Technology, Inc.	26,500	4,113,330
Monolithic Power Systems, Inc.	25,600	9,042,176
NVIDIA Corp.	689,960	368,390,343
NXP Semiconductors NV	85,458	17,206,114
Qorvo, Inc. (a)	320,600	58,573,620
Qualcomm, Inc.	1,656,717	219,664,107
Semtech Corp. (a)	339,489	23,424,741
Skyworks Solutions, Inc.	225,900	41,448,132
SolarEdge Technologies, Inc. (a)	25,800	7,415,952
Synaptics, Inc. (a)	246,174	33,336,883
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,900	4,009,692
Texas Instruments, Inc.	167,900	31,731,421
		1,514,277,009
Software - 14.6%
Adobe, Inc. (a)	686,753	326,461,774
ANSYS, Inc. (a)	71,200	24,176,672
Atlassian Corp. PLC (a)	764,675	161,162,903
Cadence Design Systems, Inc. (a)	345,211	47,290,455
Ceridian HCM Holding, Inc. (a)	75,800	6,387,666
Cloudflare, Inc. (a)	312,000	21,921,120
Coupa Software, Inc. (a)	67,860	17,269,013
Crowdstrike Holdings, Inc. (a)	21,000	3,832,710
Datadog, Inc. Class A (a)	98,064	8,172,654
DocuSign, Inc. (a)	54,800	11,094,260
Dropbox, Inc. Class A (a)	334,731	8,923,928
Duck Creek Technologies, Inc. (a)	95,463	4,309,200
Dynatrace, Inc. (a)	197,966	9,549,880
Epic Games, Inc. (d)(e)	18,849	16,681,365
Fortinet, Inc. (a)	355,400	65,542,868
Intuit, Inc.	179,832	68,886,446
Microsoft Corp.	6,699,600	1,579,564,691
Nuance Communications, Inc. (a)	26,300	1,147,732
Qualtrics International, Inc.	100,300	3,300,873
Salesforce.com, Inc. (a)	2,580,738	546,780,960
ServiceNow, Inc. (a)	295,600	147,832,516
Synopsys, Inc. (a)	68,800	17,047,264
Tanium, Inc. Class B (a)(d)(e)	350,002	3,988,343
Workday, Inc. Class A (a)	5,300	1,316,679
Xero Ltd. (a)	38,300	3,680,855
Zoom Video Communications, Inc. Class A (a)	4,100	1,317,289
Zscaler, Inc. (a)	7,800	1,339,026
		3,108,979,142
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	8,350,500	1,020,013,575
Dell Technologies, Inc. (a)	93,000	8,197,950
Logitech International SA (b)	12,100	1,264,450
Samsung Electronics Co. Ltd.	127,300	9,243,857
		1,038,719,832

TOTAL INFORMATION TECHNOLOGY		7,181,372,436

MATERIALS - 1.4%
Chemicals - 0.7%
FMC Corp.	10,000	1,106,100
LG Chemical Ltd.	2,030	1,458,138
PPG Industries, Inc.	24,900	3,741,474
Sherwin-Williams Co.	171,379	126,479,416
Westlake Chemical Corp.	47,900	4,253,041
		137,038,169
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	198,629	8,348,377
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (a)	151,500	4,419,255
Barrick Gold Corp. (Canada)	1,170,609	23,222,155
First Quantum Minerals Ltd.	117,500	2,239,297
Franco-Nevada Corp.	748,100	93,752,104
Freeport-McMoRan, Inc.	640,100	21,078,493
Gatos Silver, Inc.	306,900	3,059,793
Ivanhoe Mines Ltd. (a)	77,100	396,942
Nucor Corp.	96,187	7,720,930
POSCO sponsored ADR	17,400	1,256,280
		157,145,249

TOTAL MATERIALS		302,531,795

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	358,000	85,583,480
Equity Commonwealth	176,700	4,912,260
Prologis (REIT), Inc.	131,100	13,896,600
		104,392,340
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	1,692,000	127,932,120
PG&E Corp. (a)	1,847,544	21,634,740
		149,566,860
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	262,909	7,048,590

TOTAL UTILITIES		156,615,450

TOTAL COMMON STOCKS
(Cost $10,658,365,901)		20,510,324,659

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	52,367	252,610
Series C (d)(e)	206,059	993,996
		1,246,606
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (d)(e)	5,376	1,342,480
Zomato Pvt Ltd.:
Series B (d)(e)	3	15,995
Series E (d)(e)	20,097	10
Series G (d)(e)	21	111,964
Series J7 (d)(e)	489	2,607,162
		4,077,611
Specialty Retail - 0.1%
Fanatics, Inc. Series E (d)(e)	153,481	5,351,882
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	51,640	592,827
Series B (a)(d)(e)	9,070	104,124
Series C (a)(d)(e)	86,705	995,373
Series Seed (a)(d)(e)	27,745	318,513
		2,010,837
TOTAL CONSUMER DISCRETIONARY		12,686,936
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	515,200	2,161,264
Health Care Providers & Services - 0.0%
Lyra Health, Inc. Series E (d)(e)	76,390	2,098,418
TOTAL HEALTH CARE		4,259,682
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (d)(e)	39,568	16,618,164
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (d)(e)	132,331	4,317,881
TOTAL INDUSTRIALS		20,936,045
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)	60,761	6,657,837
Software - 0.0%
Nuro, Inc. Series C (d)(e)	305,791	3,991,979
Stripe, Inc. Series H (d)(e)	30,400	1,219,800
		5,211,779
TOTAL INFORMATION TECHNOLOGY		11,869,616

TOTAL CONVERTIBLE PREFERRED STOCKS		49,752,279

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	1,757	25,736
Series B (d)(e)	30,761	450,576
Series C (d)(e)	624	9,140
Series D (d)(e)	109,890	1,609,628
		2,095,080
TOTAL PREFERRED STOCKS
(Cost $42,345,883)		51,847,359

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.06% (f)	704,015,090	704,155,893
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	36,620,244	36,623,906
TOTAL MONEY MARKET FUNDS
(Cost $740,774,891)		740,779,799
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $11,441,486,675)		21,302,951,817
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(53,002,331)
NET ASSETS - 100%		$21,249,949,486

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,299,057 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,156,480 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284
ByteDance Ltd. Series E1	11/18/20	$6,657,837
Cazoo Holdings Ltd.	9/30/20	$737,857
Cazoo Holdings Ltd. Series A	9/30/20	$24,088
Cazoo Holdings Ltd. Series B	9/30/20	$421,732
Cazoo Holdings Ltd. Series C	9/30/20	$8,555
Cazoo Holdings Ltd. Series D	9/30/20	$1,506,588
Coinbase, Inc.	2/25/21 - 3/5/21	$6,538,798
Coupang Corp. unit	6/12/20	$1,716,713
ElevateBio LLC Series C	3/9/21	$2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	$10,838,175
Fanatics, Inc. Series E	8/13/20	$2,653,686
GoBrands, Inc. Series G	3/2/21	$1,342,480
Intact Financial Corp. rights 12/31/21	11/13/20	$2,773,512
Lyra Health, Inc. Series E	1/14/21	$2,098,418
Nuro, Inc. Series C	10/30/20	$3,991,979
Rad Power Bikes, Inc.	1/21/21	$1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	$252,610
Rad Power Bikes, Inc. Series C	1/21/21	$993,996
Space Exploration Technologies Corp. Class A	2/16/21	$3,443,918
Space Exploration Technologies Corp. Series N	8/4/20	$10,683,360
Stripe, Inc. Series H	3/15/21	$1,219,800
Tanium, Inc. Class B	9/18/20	$3,988,343
Zipline International, Inc. Series E	12/21/20	$4,317,881
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$317,012
Zomato Pvt Ltd. Series B	1/22/21	$12,341
Zomato Pvt Ltd. Series E	1/22/21	$8
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$86,569
Zomato Pvt Ltd. Series J7	12/9/20	$1,991,683

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,334
Fidelity Securities Lending Cash Central Fund	33,932
Total	$135,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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